- Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 33	$ (176)	$ (191)
Net impairment (impairment reversal) and derecognition of assets	92	116	298
Net (profit) loss on disposal of assets	22	(1)	(8)
Taxation on items above	(48)	(28)	(72)
Headline earnings (loss)	$ 99	$ (89)	$ 27
Basic headline earnings (loss) per share (cents per share)	$ 24	$ (22)	$ 6
Diluted headline earnings (loss) per share (cents per share)	$ 24	$ (22)	$ 6